RELATED PARTY TRANSACTIONS, Founder Shares (Details) - USD ($)				1 Months Ended		6 Months Ended	12 Months Ended
	Sep. 09, 2021	Aug. 20, 2021	Feb. 02, 2021	May 31, 2021	May 30, 2021	Jun. 30, 2024	Dec. 31, 2023	Oct. 11, 2023	Dec. 31, 2022	Sep. 30, 2021	Feb. 01, 2021
Class A Units
Founder Shares [Abstract]
Common units outstanding (in shares)						10,875,000	10,875,000		10,875,000
Class A Units | Learn CW Investment Corporation
Founder Shares [Abstract]
Common units outstanding (in shares)						0	0		0
Share Price								$ 0.018
Class B Ordinary Shares | Learn CW Investment Corporation
Founder Shares [Abstract]
Common units outstanding (in shares)						5,750,000	5,750,000		5,750,000
Class B Ordinary Shares | Over-Allotment Option [Member] | Maximum | Learn CW Investment Corporation
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)										750,000
Founder Shares [Member] | Class A Units | Minimum | Learn CW Investment Corporation
Founder Shares [Abstract]
Period after initial Business Combination						150 days	150 days
Investor [Member] | Founder Shares [Member] | Class A Units | Learn CW Investment Corporation
Founder Shares [Abstract]
Threshold trading days						20 days	20 days
Threshold consecutive trading days						30 days	30 days
Investor [Member] | Founder Shares [Member] | Class A Units | Minimum | Learn CW Investment Corporation
Founder Shares [Abstract]
Share Price						$ 12.00	$ 12.00
Investor [Member] | Founder Shares [Member] | Class B Ordinary Shares | Learn CW Investment Corporation
Founder Shares [Abstract]
Proceeds from Issuance of Common Stock			$ 25,000
Shares issued (in shares)			7,187,000
Number of shares surrender for no consideration (in shares)	150,000	1,287,000
Shares surrendered, consideration	$ 0	$ 0
Common units outstanding (in shares)	5,750,000										7,187,000
Holding period for transfer, assignment or sale of Founder Shares						1 year	1 year
Director [Member] | Founder Shares [Member] | Class B Ordinary Shares | Learn CW Investment Corporation
Founder Shares [Abstract]
Proceeds from Issuance of Common Stock				$ 30,000	$ 30,000